Income Taxes - Schedule of Deferred Tax Asset and Liabilities (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset:
Tax loss carry forward	$ 15,107,318	$ 16,956,748
Share-based payment expenses		229,126
Depreciation and amortization	128,896	128,866
Impairment loss on assets	537,830	92,416
Total Deferred tax asset	15,774,044	17,407,156
Valuation allowance	(15,774,044)	(17,407,156)	$ (15,705,088)	$ (12,632,164)
Deferred tax asset, net of valuation allowance